Note 9 - Operating Leases (Including Related Party) (Detail) - Future Minimum Lease Payments (USD $)	Dec. 30, 2012
2013	$ 4,962,702
2014	4,917,765
2015	4,618,930
2016	4,375,845
2017	4,098,188
Thereafter	15,085,806
Total	$ 38,059,236